UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
February 28, 2018
Columbia Emerging Markets Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Emerging Markets Bond Fund   |  Semiannual Report 2018

Columbia Emerging Markets Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio management
Jim Carlen, CFA
Lead Portfolio Manager
Managed Fund since 2008
Christopher Cooke
Portfolio Manager
Managed Fund since May 2017
Average annual total returns (%) (for the period ended February 28, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	0.07	6.83	2.93	6.74
	Including sales charges		-4.67	1.71	1.93	6.22
Advisor Class*		03/19/13	0.19	7.08	3.20	6.87
Class C	Excluding sales charges	02/16/06	-0.22	6.07	2.19	5.95
	Including sales charges		-1.19	5.07	2.19	5.95
Institutional Class*		09/27/10	0.19	7.08	3.20	6.96
Institutional 2 Class*		11/08/12	0.26	7.27	3.39	6.99
Institutional 3 Class*		11/08/12	0.37	7.42	3.46	7.02
Class K		02/16/06	0.14	6.93	3.13	6.94
Class R*		11/16/11	0.03	6.65	2.70	6.52
Class T	Excluding sales charges	12/01/06	0.15	6.83	2.95	6.73
	Including sales charges		-2.36	4.12	2.44	6.46
JPMorgan Emerging Markets Bond Index-Global			-1.63	3.31	3.63	6.75
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The JPMorgan Emerging Markets Bond Index-Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index
2	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at February 28, 2018)
A rating	5.5
BBB rating	21.5
BB rating	30.9
B rating	40.1
Not rated	2.0
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at February 28, 2018)
Argentina	8.0
Belarus	1.6
Brazil	7.1
Canada	0.3
Chile	0.5
China	3.0
Colombia	1.9
Costa Rica	0.4
Croatia	1.2
Dominican Republic	6.2
Ecuador	2.8
Egypt	5.7
El Salvador	0.7
Ghana	0.7
Guatemala	1.4
Honduras	2.0
Hungary	0.5
Indonesia	3.6
Ivory Coast	2.5
Jamaica	0.4
Kazakhstan	1.6
Kenya	0.5
Mexico	11.4
Nigeria	1.9
Oman	1.8
Pakistan	0.9
Paraguay	0.7
Peru	1.8
Russian Federation	5.2
Senegal	1.1
Serbia	0.6
Singapore	0.4
South Africa	5.9
Sri Lanka	0.8
Togo	0.2
Trinidad and Tobago	0.9
Turkey	3.7
Ukraine	3.0
United Kingdom	0.5
United States	4.0 (a)
Uruguay	0.6
Venezuela	2.0
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Emerging Markets Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.70	1,019.24	5.56	5.61	1.12
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,001.90	1,020.48	4.32	4.36	0.87
Class C	1,000.00	1,000.00	997.80	1,015.52	9.26	9.35	1.87
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,001.90	1,020.48	4.32	4.36	0.87
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,002.60	1,021.17	3.62	3.66	0.73
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,003.70	1,021.37	3.43	3.46	0.69
Class K	1,000.00	1,000.00	1,001.40	1,019.93	4.86	4.91	0.98
Class R	1,000.00	1,000.00	1,000.30	1,018.00	6.79	6.85	1.37
Class T	1,000.00	1,000.00	1,001.50	1,019.24	5.56	5.61	1.12
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 14.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.5%
MARB BondCo PLC(b)
03/15/2024	7.000%		1,600,000	1,564,925
Marfrig Holdings Europe BV(b)
06/08/2023	8.000%		900,000	930,044
Total				2,494,969
Canada 0.3%
Gran Tierra Energy International Holdings Ltd.(b)
02/15/2025	6.250%		1,400,000	1,361,361
Chile 0.5%
Cencosud SA(b)
02/12/2045	6.625%		2,100,000	2,266,612
Colombia 1.0%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		3,800,000	4,036,900
Millicom International Cellular SA(b)
01/15/2028	5.125%		776,000	757,522
Total				4,794,422
Dominican Republic 0.2%
Dominican Republic International Bond(b)
02/15/2023	8.900%	DOP	40,000,000	833,111
Ghana 0.7%
Kosmos Energy Ltd.(b)
08/01/2021	7.875%		3,160,000	3,235,518
Guatemala 1.4%
Comunicaciones Celulares SA Via Comcel Trust(b)
02/06/2024	6.875%		2,036,000	2,133,832
Energuate Trust(b)
05/03/2027	5.875%		4,400,000	4,458,040
Total				6,591,872
Indonesia 0.7%
Indo Energy Finance II BV(b)
01/24/2023	6.375%		3,150,000	3,177,563
Mexico 4.8%
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/2031	5.750%		2,000,000	1,989,278
BBVA Bancomer SA(b),(c)
Subordinated
11/12/2029	5.350%		3,402,000	3,382,690
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Concesionaria Mexiquense SA de CV(b)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	48,020,960	2,327,726
Elementia SAB de CV(b)
01/15/2025	5.500%		3,700,000	3,754,571
Grupo Posadas SAB de CV(b)
06/30/2022	7.875%		5,224,000	5,426,362
Grupo Televisa SAB
05/14/2043	7.250%	MXN	59,800,000	2,319,929
Unifin Financiera SAB de CV SOFOM ENR(b)
01/15/2025	7.000%		3,400,000	3,365,908
Total				22,566,464
Singapore 0.4%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%		2,000,000	1,998,394
South Africa 1.0%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%		4,500,000	4,773,429
Togo 0.2%
Banque Ouest Africaine de Developpement(b)
07/27/2027	5.000%		1,000,000	1,010,366
Ukraine 1.7%
Kernel Holding SA(b)
01/31/2022	8.750%		2,000,000	2,180,942
MHP SE(b)
04/02/2020	8.250%		1,600,000	1,718,661
05/10/2024	7.750%		3,600,000	3,891,308
Total				7,790,911
United Kingdom 0.5%
MARB BondCo PLC(b)
01/19/2025	6.875%		2,200,000	2,103,732
Uruguay 0.6%
ACI Airport SudAmerica SA(b)
11/29/2032	6.875%		2,425,000	2,619,291
Total Corporate Bonds & Notes (Cost $69,577,134)				67,618,015

Foreign Government Obligations(a),(d) 76.8%

Argentina 7.9%
Argentine Republic Government International Bond
01/11/2023	4.625%		2,000,000	1,919,446
04/22/2026	7.500%		2,562,000	2,734,025
01/26/2027	6.875%		2,491,000	2,536,408
01/11/2028	5.875%		1,950,000	1,832,524

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
07/06/2028	6.625%		4,150,000	4,105,666
12/31/2033	8.280%		4,065,911	4,372,435
07/06/2036	7.125%		1,500,000	1,460,918
01/11/2048	6.875%		5,500,000	5,036,757
Provincia de Buenos Aires(b)
06/15/2027	7.875%		6,665,000	6,922,002
Provincia de Cordoba(b)
09/01/2024	7.450%		2,563,000	2,692,660
08/01/2027	7.125%		3,100,000	3,117,872
Total				36,730,713
Belarus 1.6%
Republic of Belarus International Bond(b)
02/28/2023	6.875%		1,600,000	1,714,008
06/29/2027	7.625%		2,800,000	3,163,261
02/28/2030	6.200%		2,600,000	2,615,348
Total				7,492,617
Brazil 6.5%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	20,000,000	6,429,858
Brazilian Government International Bond
01/07/2041	5.625%		7,000,000	6,786,178
Petrobras Global Finance BV
01/27/2021	5.375%		1,287,000	1,324,920
05/23/2026	8.750%		3,800,000	4,469,841
Petrobras Global Finance BV(b)
01/27/2025	5.299%		5,112,000	5,015,250
01/27/2028	5.999%		6,382,000	6,293,316
Total				30,319,363
China 3.0%
Beijing Gas Singapore Capital Corp.(b)
05/31/2022	2.750%		4,607,000	4,437,748
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%		2,900,000	2,998,130
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		6,600,000	6,399,109
Total				13,834,987
Colombia 0.9%
Colombia Government International Bond
02/26/2044	5.625%		1,500,000	1,622,505
Ecopetrol SA
09/18/2043	7.375%		2,000,000	2,383,128
Total				4,005,633
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Costa Rica 0.4%
Costa Rica Government International Bond(b)
03/12/2045	7.158%		1,700,000	1,784,616
Croatia 1.2%
Croatia Government International Bond(b)
01/26/2024	6.000%		5,117,000	5,618,451
Dominican Republic 5.9%
Banco de Reservas de la Republica Dominicana(b)
Subordinated
02/01/2023	7.000%		1,588,000	1,666,492
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	115,000,000	2,620,462
Dominican Republic International Bond(b)
01/08/2021	14.000%	DOP	226,239,000	5,169,975
03/04/2022	10.375%	DOP	146,000,000	3,204,362
01/25/2027	5.950%		1,900,000	2,012,590
04/20/2027	8.625%		4,320,000	5,114,344
04/30/2044	7.450%		6,000,000	6,883,824
01/27/2045	6.850%		900,000	977,055
Total				27,649,104
Ecuador 2.8%
Ecuador Government International Bond(b)
12/13/2026	9.650%		2,400,000	2,654,938
10/23/2027	8.875%		7,600,000	8,031,536
01/23/2028	7.875%		1,200,000	1,190,054
Petroamazonas EP(b)
11/06/2020	4.625%		1,200,000	1,155,000
Total				13,031,528
Egypt 2.7%
Egypt Government International Bond(b)
01/31/2027	7.500%		2,200,000	2,380,147
02/21/2028	6.588%		2,600,000	2,631,177
04/30/2040	6.875%		2,400,000	2,391,823
01/31/2047	8.500%		2,400,000	2,687,993
02/21/2048	7.903%		2,500,000	2,629,210
Total				12,720,350
El Salvador 0.7%
El Salvador Government International Bond(b)
01/18/2027	6.375%		500,000	498,007
04/10/2032	8.250%		959,000	1,082,163
06/15/2035	7.650%		1,636,000	1,732,053
Total				3,312,223

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honduras 2.0%
Honduras Government International Bond(b)
03/15/2024	7.500%	4,132,000	4,513,474
01/19/2027	6.250%	4,400,000	4,584,611
Total			9,098,085
Hungary 0.5%
Hungary Government International Bond
03/29/2041	7.625%	1,440,000	2,089,476
Indonesia 2.9%
Indonesia Government International Bond(b)
01/17/2038	7.750%	3,548,000	4,805,209
01/17/2038	7.750%	1,700,000	2,302,383
01/17/2042	5.250%	1,000,000	1,051,622
01/15/2045	5.125%	1,000,000	1,035,036
PT Pertamina Persero(b)
05/27/2041	6.500%	1,000,000	1,144,784
05/03/2042	6.000%	3,000,000	3,241,029
Total			13,580,063
Ivory Coast 2.4%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%	2,000,000	1,977,232
03/03/2028	6.375%	6,077,000	6,171,662
06/15/2033	6.125%	1,266,000	1,226,554
Ivory Coast Government International Bond(b),(c)
12/31/2032	5.750%	1,984,500	1,922,752
Total			11,298,200
Jamaica 0.4%
Jamaica Government International Bond
07/28/2045	7.875%	1,600,000	1,944,506
Kazakhstan 1.6%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%	2,400,000	2,956,109
Kazakhstan Temir Zholy National Co. JSC(b)
11/17/2027	4.850%	4,300,000	4,301,926
Total			7,258,035
Kenya 0.5%
Kenya Government International Bond(b)
02/28/2028	7.250%	1,000,000	1,014,641
02/28/2048	8.250%	1,175,000	1,209,026
Total			2,223,667
Mexico 6.4%
Comision Federal de Electricidad(b)
06/16/2045	6.125%	2,200,000	2,415,321
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexican Bonos
06/10/2021	6.500%	MXN	37,100,000	1,909,195
Petroleos Mexicanos(b)
11/24/2021	7.650%	MXN	54,300,000	2,752,131
09/12/2024	7.190%	MXN	3,440,000	161,981
03/13/2027	6.500%		4,180,000	4,464,357
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,318,149
06/02/2041	6.500%		6,753,000	6,685,531
01/23/2045	6.375%		6,300,000	6,128,829
09/21/2047	6.750%		3,000,000	3,049,179
Total				29,884,673
Nigeria 1.0%
Nigeria Government International Bond(b)
11/28/2027	6.500%		2,511,000	2,539,364
02/16/2032	7.875%		2,000,000	2,158,688
Total				4,698,052
Oman 1.7%
Oman Government International Bond(b)
01/17/2028	5.625%		4,500,000	4,480,308
01/17/2048	6.750%		3,600,000	3,586,529
Total				8,066,837
Pakistan 0.9%
Pakistan Government International Bond(b)
04/15/2024	8.250%		600,000	647,527
09/30/2025	8.250%		900,000	970,843
03/31/2036	7.875%		2,600,000	2,609,856
Total				4,228,226
Paraguay 0.7%
Paraguay Government International Bond(b)
08/11/2044	6.100%		2,900,000	3,162,232
Peru 1.8%
Peruvian Government International Bond(b)
08/12/2028	6.350%	PEN	24,650,000	8,451,675
Russian Federation 5.2%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		5,579,000	5,614,650
Gazprom OAO Via Gaz Capital SA(b)
02/06/2028	4.950%		3,200,000	3,276,000
08/16/2037	7.288%		1,829,000	2,242,811
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	725,000,000	12,999,866
Total				24,133,327

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Senegal 1.1%
Senegal Government International Bond(b)
07/30/2024	6.250%		2,796,000	2,925,653
05/23/2033	6.250%		2,100,000	2,085,800
Total				5,011,453
Serbia 0.6%
Serbia International Bond(b)
09/28/2021	7.250%		2,500,000	2,776,092
South Africa 4.8%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	230,000,000	18,590,962
Transnet SOC Ltd.(b)
07/26/2022	4.000%		3,800,000	3,735,111
Total				22,326,073
Sri Lanka 0.8%
Sri Lanka Government International Bond(b)
07/18/2026	6.825%		2,615,000	2,724,221
05/11/2027	6.200%		1,000,000	998,081
Total				3,722,302
Trinidad and Tobago 0.9%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/2019	9.750%		4,014,000	4,301,960
Turkey 3.7%
Export Credit Bank of Turkey(b)
04/24/2019	5.875%		1,517,000	1,552,933
09/23/2021	5.000%		1,000,000	1,004,169
Turkey Government International Bond
03/23/2023	3.250%		1,500,000	1,399,148
03/25/2027	6.000%		7,500,000	7,693,380
03/17/2036	6.875%		2,794,000	2,954,767
05/30/2040	6.750%		2,473,000	2,578,760
Total				17,183,157
Ukraine 1.3%
Ukraine Government International Bond(b)
09/01/2024	7.750%		1,200,000	1,244,813
09/01/2026	7.750%		2,800,000	2,879,424
09/25/2032	7.375%		2,100,000	2,041,427
Total				6,165,664
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venezuela 2.0%
Petroleos de Venezuela SA(b),(e)
05/16/2024	6.000%		32,627,059	8,238,333
11/15/2026	6.000%		3,772,636	938,443
Total				9,176,776
Total Foreign Government Obligations (Cost $355,259,779)				357,280,116

Treasury Bills 3.8%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 2.9%
Egypt Treasury Bills(f)
06/12/2018	18.050%	EGP	156,000,000	8,401,360
10/02/2018	17.340%	EGP	95,000,000	4,878,718
Total				13,280,078
Nigeria 0.9%
Federal Republic of Nigeria
01/17/2019	15.350%	NGN	1,700,000,000	4,163,203
Total Treasury Bills (Cost $17,201,626)				17,443,281

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(g),(h)	18,578,036	18,576,179
Total Money Market Funds (Cost $18,577,975)		18,576,179
Total Investments (Cost $460,616,514)		460,917,591
Other Assets & Liabilities, Net		4,170,665
Net Assets		$465,088,256

At February 28, 2018, securities and/or cash totaling $260,700 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
227,055,000 MXN	12,195,315 USD	Morgan Stanley	03/14/2018	174,670	—
1,066,799 USD	12,500,000 ZAR	TD Securities	03/14/2018	—	(8,932)
49,000,000 ZAR	4,185,494 USD	TD Securities	03/14/2018	38,657	—
117,000,000 ZAR	9,803,757 USD	TD Securities	03/14/2018	—	(97,875)
Total				213,327	(106,807)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond	79	06/2018	USD	12,518,282	52,283	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $305,221,845, which represents 65.63% of net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2018, the value of these securities amounted to $9,176,776, which represents 1.97% of net assets.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	20,372,525	111,746,055	(113,540,544)	18,578,036	(773)	(1,880)	142,614	18,576,179
Currency Legend
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian New Sol
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	67,618,015	—	—	67,618,015
Foreign Government Obligations	—	357,280,116	—	—	357,280,116
Treasury Bills	—	17,443,281	—	—	17,443,281
Money Market Funds	—	—	—	18,576,179	18,576,179
Total Investments	—	442,341,412	—	18,576,179	460,917,591
Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	213,327	—	—	213,327
Futures Contracts	52,283	—	—	—	52,283
Liability
Forward Foreign Currency Exchange Contracts	—	(106,807)	—	—	(106,807)
Total	52,283	442,447,932	—	18,576,179	461,076,394
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	11

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $442,038,539)	$442,341,412
Affiliated issuers (cost $18,577,975)	18,576,179
Cash	113,179
Foreign currency (cost $146,695)	145,066
Margin deposits on:
Futures contracts	260,700
Unrealized appreciation on forward foreign currency exchange contracts	213,327
Receivable for:
Investments sold	996,273
Capital shares sold	226,670
Dividends	21,203
Interest	6,522,330
Foreign tax reclaims	73,323
Variation margin for futures contracts	98,750
Prepaid expenses	1,614
Other assets	27,063
Total assets	469,617,089
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	106,807
Payable for:
Investments purchased	3,685,066
Capital shares purchased	570,021
Management services fees	7,658
Distribution and/or service fees	1,481
Transfer agent fees	51,227
Plan administration fees	5
Compensation of board members	52,361
Other expenses	54,207
Total liabilities	4,528,833
Net assets applicable to outstanding capital stock	$465,088,256
Represented by
Paid in capital	482,139,312
Excess of distributions over net investment income	(367,792)
Accumulated net realized loss	(17,135,103)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	302,873
Investments - affiliated issuers	(1,796)
Foreign currency translations	(8,041)
Forward foreign currency exchange contracts	106,520
Futures contracts	52,283
Total - representing net assets applicable to outstanding capital stock	$465,088,256
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Class A
Net assets	$78,761,659
Shares outstanding	6,735,535
Net asset value per share	$11.69
Maximum offering price per share(a)	$12.27
Advisor Class(b)
Net assets	$8,635,614
Shares outstanding	737,406
Net asset value per share	$11.71
Class C
Net assets	$18,916,789
Shares outstanding	1,628,298
Net asset value per share	$11.62
Institutional Class(c)
Net assets	$92,414,019
Shares outstanding	7,896,551
Net asset value per share	$11.70
Institutional 2 Class(d)
Net assets	$45,951,826
Shares outstanding	3,927,325
Net asset value per share	$11.70
Institutional 3 Class(e)
Net assets	$189,658,404
Shares outstanding	16,203,092
Net asset value per share	$11.71
Class K
Net assets	$27,746
Shares outstanding	2,375
Net asset value per share	$11.68
Class R
Net assets	$30,526,924
Shares outstanding	2,611,816
Net asset value per share	$11.69
Class T
Net assets	$195,275
Shares outstanding	16,726
Net asset value per share(f)	$11.68
Maximum offering price per share(g)	$11.98

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(g)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	13

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$142,614
Interest	15,654,765
Foreign taxes withheld	(63,327)
Total income	15,734,052
Expenses:
Management services fees	1,379,953
Distribution and/or service fees
Class A	97,956
Class C	98,266
Class R	79,268
Class T	259
Transfer agent fees
Class A	73,955
Advisor Class(a)	9,120
Class C	18,542
Institutional Class(b)	86,872
Institutional 2 Class(c)	14,644
Institutional 3 Class(d)	7,629
Class K	8
Class R	29,914
Class T	195
Plan administration fees
Class K	35
Compensation of board members	13,722
Custodian fees	32,834
Printing and postage fees	12,268
Registration fees	72,064
Audit fees	22,094
Legal fees	5,150
Compensation of chief compliance officer	53
Other	38,493
Total expenses	2,093,294
Fees waived by transfer agent
Institutional 2 Class(c)	(2,659)
Institutional 3 Class(d)	(7,629)
Class K	(2)
Total net expenses	2,083,004
Net investment income	13,651,048
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,490,038
Investments — affiliated issuers	(773)
Foreign currency translations	(31,327)
Forward foreign currency exchange contracts	(858,078)
Futures contracts	(562,633)
Net realized gain	3,037,227
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(16,004,440)
Investments — affiliated issuers	(1,880)
Foreign currency translations	(10,097)
Forward foreign currency exchange contracts	184,652
Futures contracts	24,521
Net change in unrealized appreciation (depreciation)	(15,807,244)
Net realized and unrealized loss	(12,770,017)
Net increase in net assets resulting from operations	$881,031

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended February 28, 2018 (Unaudited)
(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	15

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017 (a)	Year Ended October 31, 2016
Operations
Net investment income	$13,651,048	$21,532,225	$26,607,462
Net realized gain (loss)	3,037,227	2,831,953	(24,202,411)
Net change in unrealized appreciation (depreciation)	(15,807,244)	8,896,234	50,779,972
Net increase in net assets resulting from operations	881,031	33,260,412	53,185,023
Distributions to shareholders
Net investment income
Class A	(2,698,162)	(3,519,879)	(3,496,511)
Advisor Class(b)	(348,268)	(144,990)	(55,798)
Class B(c)	—	(4,678)	(8,484)
Class C	(609,230)	(628,453)	(554,385)
Class I(d)	—	(3,473,248)	(5,465,987)
Institutional Class(e)	(3,312,361)	(3,174,783)	(2,270,483)
Institutional 2 Class(f)	(1,751,508)	(1,403,516)	(332,997)
Institutional 3 Class(g)	(6,614,170)	(3,312,001)	(57,594)
Class K	(983)	(1,168)	(1,165)
Class R	(1,051,668)	(895,608)	(376,196)
Class T	(7,104)	(100,582)	(204,438)
Total distributions to shareholders	(16,393,454)	(16,658,906)	(12,824,038)
Increase (decrease) in net assets from capital stock activity	22,677,980	(14,536,136)	(42,171,208)
Total increase (decrease) in net assets	7,165,557	2,065,370	(1,810,223)
Net assets at beginning of period	457,922,699	455,857,329	457,667,552
Net assets at end of period	$465,088,256	$457,922,699	$455,857,329
Undistributed (excess of distributions over) net investment income	$(367,792)	$2,374,614	$787,845

(a)	For the period from November 1, 2016 to August 31, 2017. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017 (a)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	1,150,543	13,812,506	1,193,119	13,806,487	4,090,138	45,630,262
Distributions reinvested	210,613	2,511,759	292,714	3,349,101	312,162	3,322,402
Redemptions	(1,064,562)	(12,744,847)	(6,721,694)	(76,801,160)	(5,610,952)	(60,570,982)
Net increase (decrease)	296,594	3,579,418	(5,235,861)	(59,645,572)	(1,208,652)	(11,618,318)
Advisor Class(d)
Subscriptions	428,116	5,131,211	690,286	8,191,845	153,021	1,644,427
Distributions reinvested	29,122	347,887	12,322	144,595	5,175	55,505
Redemptions	(443,230)	(5,314,008)	(147,704)	(1,747,422)	(138,951)	(1,567,060)
Net increase	14,008	165,090	554,904	6,589,018	19,245	132,872
Class B(b)
Subscriptions	—	—	—	30	1,375	14,724
Distributions reinvested	—	—	390	4,388	780	8,161
Redemptions (c)	—	—	(25,597)	(299,317)	(31,363)	(334,260)
Net decrease	—	—	(25,207)	(294,899)	(29,208)	(311,375)
Class C
Subscriptions	120,219	1,425,958	135,654	1,569,951	138,264	1,492,816
Distributions reinvested	46,680	553,422	49,178	562,219	46,953	490,872
Redemptions	(229,061)	(2,719,549)	(544,550)	(6,219,701)	(1,146,737)	(12,288,067)
Net decrease	(62,162)	(740,169)	(359,718)	(4,087,531)	(961,520)	(10,304,379)
Class I(e)
Subscriptions	—	—	311,731	3,530,692	113,728	1,280,371
Distributions reinvested	—	—	309,041	3,473,030	512,161	5,465,669
Redemptions	—	—	(15,016,939)	(174,142,613)	(3,078,890)	(32,476,971)
Net decrease	—	—	(14,396,167)	(167,138,891)	(2,453,001)	(25,730,931)
Institutional Class(f)
Subscriptions	1,925,222	23,056,997	5,775,975	66,424,878	2,818,472	30,538,633
Distributions reinvested	266,610	3,182,592	260,944	3,019,958	189,722	2,025,508
Redemptions	(2,077,824)	(24,887,110)	(4,739,683)	(54,663,788)	(4,046,820)	(43,793,295)
Net increase (decrease)	114,008	1,352,479	1,297,236	14,781,048	(1,038,626)	(11,229,154)
Institutional 2 Class(g)
Subscriptions	1,352,109	16,222,671	3,186,952	36,532,509	1,256,370	13,980,922
Distributions reinvested	146,597	1,749,666	120,365	1,402,464	30,609	332,032
Redemptions	(1,735,137)	(20,766,866)	(742,126)	(8,661,239)	(481,986)	(5,130,069)
Net increase (decrease)	(236,431)	(2,794,529)	2,565,191	29,273,734	804,993	9,182,885
Institutional 3 Class(h)
Subscriptions	1,997,678	23,937,587	14,772,160	171,344,980	216,938	2,377,263
Distributions reinvested	549,846	6,561,499	278,880	3,312,001	5,268	57,594
Redemptions	(655,042)	(7,868,351)	(1,014,947)	(11,943,053)	(53,626)	(595,813)
Net increase	1,892,482	22,630,735	14,036,093	162,713,928	168,580	1,839,044
Class K
Subscriptions	1	12	—	—	7,268	79,217
Distributions reinvested	51	601	67	768	79	876
Redemptions	—	—	(4,206)	(48,487)	(2,650)	(31,000)
Net increase (decrease)	52	613	(4,139)	(47,719)	4,697	49,093
Class R
Subscriptions	109,132	1,307,243	1,061,245	12,296,495	719,403	8,044,055
Distributions reinvested	79,285	945,120	66,641	771,636	28,314	302,680
Redemptions	(312,263)	(3,738,060)	(222,379)	(2,558,178)	(176,000)	(1,889,197)
Net increase (decrease)	(123,846)	(1,485,697)	905,507	10,509,953	571,717	6,457,538
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017 (a)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class T
Subscriptions	1	5	296,662	3,415,151	97,318	1,053,511
Distributions reinvested	566	6,735	8,996	100,207	19,212	204,174
Redemptions	(3,055)	(36,700)	(938,790)	(10,704,563)	(172,549)	(1,896,168)
Net decrease	(2,488)	(29,960)	(633,132)	(7,189,205)	(56,019)	(638,483)
Total net increase (decrease)	1,892,217	22,677,980	(1,295,293)	(14,536,136)	(4,177,794)	(42,171,208)

(a)	For the period from November 1, 2016 to August 31, 2017. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(e)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(f)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(g)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(h)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
02/28/2018 (c)	$12.09	0.34	(0.33)	0.01	(0.41)	—
08/31/2017 (e)	$11.64	0.54	0.33	0.87	(0.42)	—
10/31/2016	$10.56	0.64	0.73	1.37	(0.29)	—
10/31/2015	$11.37	0.62	(1.12)	(0.50)	(0.30)	(0.01)
10/31/2014	$11.59	0.60	(0.18)	0.42	(0.49)	(0.15)
10/31/2013	$12.51	0.61	(0.86)	(0.25)	(0.59)	(0.08)
10/31/2012	$11.33	0.65	1.16	1.81	(0.63)	—
Advisor Class(g)
02/28/2018 (c)	$12.11	0.36	(0.33)	0.03	(0.43)	—
08/31/2017 (e)	$11.65	0.58	0.32	0.90	(0.44)	—
10/31/2016	$10.57	0.68	0.72	1.40	(0.32)	—
10/31/2015	$11.38	0.64	(1.12)	(0.48)	(0.32)	(0.01)
10/31/2014	$11.60	0.63	(0.18)	0.45	(0.52)	(0.15)
10/31/2013 (h)	$12.57	0.41	(0.98)	(0.57)	(0.40)	—
Class C
02/28/2018 (c)	$12.01	0.29	(0.31)	(0.02)	(0.37)	—
08/31/2017 (e)	$11.57	0.47	0.31	0.78	(0.34)	—
10/31/2016	$10.50	0.56	0.72	1.28	(0.21)	—
10/31/2015	$11.32	0.53	(1.11)	(0.58)	(0.23)	(0.01)
10/31/2014	$11.54	0.51	(0.18)	0.33	(0.40)	(0.15)
10/31/2013	$12.46	0.52	(0.86)	(0.34)	(0.50)	(0.08)
10/31/2012	$11.30	0.56	1.15	1.71	(0.55)	—
Institutional Class(i)
02/28/2018 (c)	$12.10	0.35	(0.32)	0.03	(0.43)	—
08/31/2017 (e)	$11.65	0.57	0.32	0.89	(0.44)	—
10/31/2016	$10.57	0.67	0.73	1.40	(0.32)	—
10/31/2015	$11.37	0.64	(1.11)	(0.47)	(0.32)	(0.01)
10/31/2014	$11.59	0.63	(0.18)	0.45	(0.52)	(0.15)
10/31/2013	$12.51	0.64	(0.86)	(0.22)	(0.62)	(0.08)
10/31/2012	$11.35	0.68	1.14	1.82	(0.66)	—
Institutional 2 Class(j)
02/28/2018 (c)	$12.10	0.36	(0.33)	0.03	(0.43)	—
08/31/2017 (e)	$11.64	0.59	0.33	0.92	(0.46)	—
10/31/2016	$10.56	0.70	0.72	1.42	(0.34)	—
10/31/2015	$11.37	0.66	(1.12)	(0.46)	(0.34)	(0.01)
10/31/2014	$11.59	0.65	(0.18)	0.47	(0.54)	(0.15)
10/31/2013 (k)	$12.57	0.64	(0.90)	(0.26)	(0.64)	(0.08)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.41)	$11.69	0.07%	1.12% (d)	1.12% (d)	5.71% (d)	30%	$78,762
(0.42)	$12.09	7.68%	1.17% (d)	1.17% (d)	5.63% (d)	44%	$77,842
(0.29)	$11.64	13.30%	1.20%	1.20%	5.91%	44%	$135,877
(0.31)	$10.56	(4.39%)	1.15%	1.15% (f)	5.72%	32%	$136,042
(0.64)	$11.37	3.84%	1.16%	1.16% (f)	5.29%	42%	$188,935
(0.67)	$11.59	(2.12%)	1.13%	1.13% (f)	5.00%	26%	$235,667
(0.63)	$12.51	16.51%	1.16%	1.16%	5.54%	21%	$284,818

(0.43)	$11.71	0.19%	0.87% (d)	0.87% (d)	6.03% (d)	30%	$8,636
(0.44)	$12.11	7.99%	0.91% (d)	0.91% (d)	5.97% (d)	44%	$8,758
(0.32)	$11.65	13.57%	0.95%	0.95%	6.21%	44%	$1,964
(0.33)	$10.57	(4.19%)	0.89%	0.89% (f)	5.99%	32%	$1,578
(0.67)	$11.38	4.09%	0.91%	0.91% (f)	5.54%	42%	$1,985
(0.40)	$11.60	(4.57%)	0.92% (d)	0.92% (d),(f)	5.70% (d)	26%	$1,055

(0.37)	$11.62	(0.22%)	1.87% (d)	1.87% (d)	4.97% (d)	30%	$18,917
(0.34)	$12.01	6.97%	1.92% (d)	1.92% (d)	4.91% (d)	44%	$20,307
(0.21)	$11.57	12.43%	1.95%	1.95%	5.16%	44%	$23,714
(0.24)	$10.50	(5.11%)	1.90%	1.90% (f)	4.96%	32%	$31,610
(0.55)	$11.32	3.08%	1.91%	1.91% (f)	4.55%	42%	$53,086
(0.58)	$11.54	(2.85%)	1.88%	1.88% (f)	4.28%	26%	$58,219
(0.55)	$12.46	15.55%	1.91%	1.91%	4.78%	21%	$45,979

(0.43)	$11.70	0.19%	0.87% (d)	0.87% (d)	5.96% (d)	30%	$92,414
(0.44)	$12.10	7.90%	0.92% (d)	0.92% (d)	5.94% (d)	44%	$94,159
(0.32)	$11.65	13.57%	0.95%	0.95%	6.17%	44%	$75,526
(0.33)	$10.57	(4.10%)	0.90%	0.90% (f)	5.98%	32%	$79,496
(0.67)	$11.37	4.10%	0.91%	0.91% (f)	5.55%	42%	$107,518
(0.70)	$11.59	(1.87%)	0.88%	0.88% (f)	5.23%	26%	$124,223
(0.66)	$12.51	16.64%	0.91%	0.91%	5.72%	21%	$144,687

(0.43)	$11.70	0.26%	0.75% (d)	0.73% (d)	6.12% (d)	30%	$45,952
(0.46)	$12.10	8.18%	0.76% (d)	0.75% (d)	6.10% (d)	44%	$50,366
(0.34)	$11.64	13.82%	0.74%	0.74%	6.34%	44%	$18,615
(0.35)	$10.56	(4.03%)	0.72%	0.72%	6.19%	32%	$8,384
(0.69)	$11.37	4.31%	0.70%	0.70%	5.67%	42%	$8,928
(0.72)	$11.59	(2.19%)	0.71% (d)	0.71% (d)	5.54% (d)	26%	$11,814
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(l)
02/28/2018 (c)	$12.10	0.37	(0.32)	0.05	(0.44)	—
08/31/2017 (e)	$11.65	0.61	0.31	0.92	(0.47)	—
10/31/2016	$10.57	0.71	0.72	1.43	(0.35)	—
10/31/2015	$11.38	0.67	(1.12)	(0.45)	(0.35)	(0.01)
10/31/2014	$11.59	0.65	(0.16)	0.49	(0.55)	(0.15)
10/31/2013 (m)	$12.57	0.65	(0.90)	(0.25)	(0.65)	(0.08)
Class K
02/28/2018 (c)	$12.08	0.35	(0.33)	0.02	(0.42)	—
08/31/2017 (e)	$11.63	0.56	0.33	0.89	(0.44)	—
10/31/2016	$10.55	0.67	0.73	1.40	(0.32)	—
10/31/2015	$11.36	0.64	(1.12)	(0.48)	(0.32)	(0.01)
10/31/2014	$11.58	0.62	(0.18)	0.44	(0.51)	(0.15)
10/31/2013	$12.50	0.63	(0.86)	(0.23)	(0.61)	(0.08)
10/31/2012	$11.31	0.68	1.16	1.84	(0.65)	—
Class R
02/28/2018 (c)	$12.08	0.32	(0.31)	0.01	(0.40)	—
08/31/2017 (e)	$11.63	0.52	0.32	0.84	(0.39)	—
10/31/2016	$10.55	0.62	0.73	1.35	(0.27)	—
10/31/2015	$11.37	0.59	(1.12)	(0.53)	(0.28)	(0.01)
10/31/2014	$11.59	0.57	(0.18)	0.39	(0.46)	(0.15)
10/31/2013	$12.50	0.58	(0.85)	(0.27)	(0.56)	(0.08)
10/31/2012 (n)	$11.30	0.58	1.23	1.81	(0.61)	—
Class T
02/28/2018 (c)	$12.07	0.34	(0.32)	0.02	(0.41)	—
08/31/2017 (e)	$11.62	0.52	0.35	0.87	(0.42)	—
10/31/2016	$10.54	0.64	0.73	1.37	(0.29)	—
10/31/2015	$11.36	0.62	(1.13)	(0.51)	(0.30)	(0.01)
10/31/2014	$11.57	0.60	(0.17)	0.43	(0.49)	(0.15)
10/31/2013	$12.49	0.61	(0.86)	(0.25)	(0.59)	(0.08)
10/31/2012	$11.31	0.66	1.15	1.81	(0.63)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	For the period from November 1, 2016 to August 31, 2017. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(h)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(j)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(k)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(l)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(m)	Institutional 3 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(n)	Class R shares commenced operations on November 16, 2011. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.44)	$11.71	0.37%	0.69% (d)	0.69% (d)	6.16% (d)	30%	$189,658
(0.47)	$12.10	8.13%	0.71% (d)	0.70% (d)	6.17% (d)	44%	$173,174
(0.35)	$11.65	13.86%	0.69%	0.69%	6.41%	44%	$3,199
(0.36)	$10.57	(3.99%)	0.67%	0.67%	6.23%	32%	$1,120
(0.70)	$11.38	4.46%	0.65%	0.65%	5.83%	42%	$1,384
(0.73)	$11.59	(2.14%)	0.65% (d)	0.65% (d)	5.66% (d)	26%	$9,286

(0.42)	$11.68	0.14%	0.99% (d)	0.98% (d)	5.86% (d)	30%	$28
(0.44)	$12.08	7.89%	0.99% (d)	0.98% (d)	5.74% (d)	44%	$28
(0.32)	$11.63	13.55%	0.99%	0.99%	5.95%	44%	$75
(0.33)	$10.55	(4.23%)	0.96%	0.96%	5.90%	32%	$19
(0.66)	$11.36	4.05%	0.96%	0.96%	5.50%	42%	$37
(0.69)	$11.58	(1.97%)	0.95%	0.95%	5.16%	26%	$36
(0.65)	$12.50	16.87%	0.98%	0.98%	5.78%	21%	$72

(0.40)	$11.69	0.03%	1.37% (d)	1.37% (d)	5.47% (d)	30%	$30,527
(0.39)	$12.08	7.46%	1.42% (d)	1.42% (d)	5.43% (d)	44%	$33,057
(0.27)	$11.63	13.03%	1.45%	1.45%	5.64%	44%	$21,289
(0.29)	$10.55	(4.69%)	1.40%	1.40% (f)	5.53%	32%	$13,281
(0.61)	$11.37	3.57%	1.41%	1.41% (f)	5.07%	42%	$10,212
(0.64)	$11.59	(2.29%)	1.39%	1.39% (f)	4.79%	26%	$3,711
(0.61)	$12.50	16.57%	1.42% (d)	1.42% (d)	5.15% (d)	21%	$2,877

(0.41)	$11.68	0.15%	1.12% (d)	1.12% (d)	5.71% (d)	30%	$195
(0.42)	$12.07	7.70%	1.18% (d)	1.18% (d)	5.58% (d)	44%	$232
(0.29)	$11.62	13.32%	1.20%	1.20%	5.91%	44%	$7,581
(0.31)	$10.54	(4.49%)	1.16%	1.16% (f)	5.72%	32%	$7,469
(0.64)	$11.36	3.93%	1.16%	1.16% (f)	5.26%	42%	$31,493
(0.67)	$11.57	(2.13%)	1.13%	1.13% (f)	5.02%	26%	$64,994
(0.63)	$12.49	16.53%	1.15%	1.15%	5.63%	21%	$63,707
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
24	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging)
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
26	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	213,327
Interest rate risk	Net assets — unrealized appreciation on futures contracts	52,283
Total		265,610

Columbia Emerging Markets Bond Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	106,807
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(858,078)	—	(858,078)
Interest rate risk	—	(562,633)	(562,633)
Total	(858,078)	(562,633)	(1,420,711)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	184,652	—	184,652
Interest rate risk	—	24,521	24,521
Total	184,652	24,521	209,173
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	8,585,865

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2018.

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	122,644	(316,987)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2018.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
28	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2018:
	Morgan Stanley ($)	TD Securities ($)	Total ($)
Assets
Forward foreign currency exchange contracts	174,670	38,657	213,327
Liabilities
Forward foreign currency exchange contracts	-	106,807	106,807
Total financial and derivative net assets	174,670	(68,150)	106,520
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	174,670	(68,150)	106,520

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
30	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective March 1, 2017 through February 28, 2018, Class K and Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Advisor Class	0.19
Class C	0.19
Institutional Class	0.19
Institutional 2 Class	0.05
Class K	0.05
Class R	0.19
Class T	0.19
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00%, 0.50% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed for distribution and/or shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $332,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2018, if any, are listed below:
Amount ($)
Class A	49,627
Class C	140
32	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through February 28, 2018
Class A	1.18%
Advisor Class	0.93
Class C	1.93
Institutional Class	0.93
Institutional 2 Class	0.79
Institutional 3 Class	0.74
Class K	1.04
Class R	1.43
Class T	1.18
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective March 1, 2017 through February 28, 2018, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Class K and Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
460,617,000	17,710,000	(17,250,000)	460,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	20,063,974	20,063,974
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $156,889,944 and $129,614,939, respectively, for the six months ended February 28, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the
34	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At February 28, 2018, affiliated shareholders of record owned 53.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	35

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
36	Columbia Emerging Markets Bond Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Emerging Markets Bond Fund | Semiannual Report 2018	37

Columbia Emerging Markets Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR141_08_H01_(04/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                             Columbia Funds Series Trust II

By (Signature and Title)                    /s/ Christopher O. Petersen

                                         Christopher O. Petersen, President and Principal Executive Officer

Date                                                     April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                    /s/ Christopher O. Petersen

                                         Christopher O. Petersen, President and Principal Executive Officer

Date                                                     April 20, 2018

By (Signature and Title)                    /s/ Michael G. Clarke

                                                            Michael G. Clarke, Treasurer and Chief Financial Officer

Date                                                     April 20, 2018